8. Share-based payments (Details 10) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2014
Volatility	127.00%
Risk-free interest rate	0.90%
Expected life (years)	3 years
Dividend yield	$ 0
Employee stock options Fully-vested [Member]
Volatility		325.00%
Risk-free interest rate		2.70%
Expected life (years)		10 years
Dividend yield